Note 15 - Partners' Capital (Predecessors) (Details Textual) - HPK, LP [Member] $ in Millions	8 Months Ended
Aug. 21, 2020 USD ($)
Net Income (Loss) Allocated to Limited Partners	$ 85.0
Limited Partners' Capital Account, Distribution Amount	$ 2.8